VARIABLE INTEREST ENTITIES (Narrative) (Details)							9 Months Ended	12 Months Ended
	Aug. 01, 2016 facility	Aug. 01, 2015 USD ($)	Apr. 30, 2015 USD ($) sublease	Oct. 10, 2014 USD ($)	May 15, 2014 USD ($)	Jun. 22, 2013 facility	Sep. 30, 2016 USD ($) facility	Dec. 31, 2015 USD ($) facility	Oct. 06, 2016	Nov. 01, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jul. 17, 2015 USD ($)	Jun. 30, 2015	Jun. 11, 2015 USD ($)	Mar. 03, 2014 USD ($) $ / shares	Jul. 26, 2012 $ / shares
Variable Interest Entity [Line Items]
Property Plant and Equipment, Agreement to Sell, Value											$ 6,850,000			$ 6,750,000
Fixed interest rate (as a percent)													8.00%
Number of facilities | facility							38	38
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Notes payable								$ 95,000
Loss								$ 1,600,000
Number of facilities | facility	4
Riverchase Village Facility
Variable Interest Entity [Line Items]
Real estate tax expense					$ 92,323
Christopher Brogdon, the Company's Vice Chairman | Riverchase Village Facility
Variable Interest Entity [Line Items]
Ownership percentage						5.00%		5.00%
Aria Health Consulting LLC [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Lease Incentive, Payable			$ 2,000,000
Number of Sub-lease Agreement | sublease			8
Operating Leases, Monthly Rent Expense			$ 29,500
Variable Interest Entity, Not Primary Beneficiary [Member] | Aria Health Consulting LLC [Member]
Variable Interest Entity [Line Items]
Lease Incentive, Payable			$ 2,000,000
Number of Sub-lease Agreement | sublease			8
Operating Leases, Monthly Rent Expense			$ 29,500
Riverchase Village ADK LLC | Riverchase Village Facility
Variable Interest Entity [Line Items]
Capacity of assisted living facility (in numbers of bed) | facility						105
Management Agreement Termination | Christopher Brogdon, the Company's Vice Chairman
Variable Interest Entity [Line Items]
Notes payable					$ 615,986										$ 523,663
Management Agreement Termination | Riverchase Village ADK LLC | Christopher Brogdon, the Company's Vice Chairman | Riverchase Village Facility
Variable Interest Entity [Line Items]
Related Party Transaction, Percentage of Sales Proceeds															500.0
Exercise price | $ / shares															$ 1.00	$ 1.00
Consulting Agreement Amendment | Christopher Brogdon, the Company's Vice Chairman
Variable Interest Entity [Line Items]
Notes payable								$ 268,663
Consulting fee payable								255,000
Letter Agreement Second Amendment | Christopher Brogdon, the Company's Vice Chairman
Variable Interest Entity [Line Items]
Amount of tax payment				$ 92,323
Consulting fee payable, as per the amended agreement				255,000
Riverchase Village ADK LLC | Cantone Asset Management LLC
Variable Interest Entity [Line Items]
Principal amount of note receivable				177,323
Riverchase Village ADK LLC | Senior debt Bonds, net of discount | Cantone Asset Management LLC
Variable Interest Entity [Line Items]
Repayments of debt				$ 85,000
Notes Receivable | Aria Health Consulting LLC [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Outstanding principal amount of note										$ 1,800,000		$ 1,000,000
Note Receivable, Stated Rate of Interest										13.50%
Subsequent Event
Variable Interest Entity [Line Items]
Note Receivable, Stated Rate of Interest									10.00%
Peach Health Care [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Fixed interest rate (as a percent)							13.50%
OHIO | Beacon Facilities [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Notes payable		$ 600,000					$ 600,000	$ 600,000
Payments for Fees		$ 600,000
Fixed interest rate (as a percent)		18.00%						18.00%